GOODWILL (Details) - Schedule of Goodwill £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)
GOODWILL (Details) - Schedule of Goodwill [Line Items]
Goodwill	£ 2,016
Acquisition of businesses (note 22)	302
Impairment charged to the income statement (note 11)	(8)
Goodwill	2,310
Cost [Member]
GOODWILL (Details) - Schedule of Goodwill [Line Items]
Goodwill	2,362	[1]
Goodwill	2,664	[1]
Accumulated impairment losses [Member]
GOODWILL (Details) - Schedule of Goodwill [Line Items]
Goodwill	(346)
Goodwill	£ (354)

[1]	For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.